Finance Income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Finance Income [Abstract]
Summary of Finance Income

Finance income are as follows:

	For the years ended December 31,
	2024	2023	2022
	(EUR thousand)
Interest income from banks deposits	1,723	792	648
Income from financial discounts	57	18	8
Other financial income	55	180	96
Foreign currency exchange rate gains	18,315	13,487	19,995
Derivatives fair value gain	1,487	5,703	3,551
Other fair value adjustments	689	70	752
Total finance income	22,326	20,250	25,050